S-K 1602, SPAC Registered Offerings	Nov. 06, 2025 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
De-SPAC Consummation Timeframe, How Extended [Text Block]

We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares, regardless of whether they abstain, vote for, or against, the proposed extension, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of taxes paid or payable (excluding any 1% U.S. federal excise tax on stock repurchases under the Inflation Reduction Act of 2022, or similar tax, that is imposed on us, if any)), divided by the number of then issued and outstanding public shares, subject to applicable law. If we are unable to complete our initial business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve, or we do not otherwise seek shareholder approval to amend our amended and restated memorandum and articles of association to further extend the time to complete our business combination, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of taxes paid or payable (excluding any 1% U.S. federal excise tax on stock repurchases under the Inflation Reduction Act of 2022, or similar tax, that is imposed on us, if any) and up to $100,000 of interest to pay liquidation expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein.

SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the $154,500,000 in gross proceeds we receive from this offering and the sale of the private placement warrants described in this prospectus, or $177,000,000 if the underwriter’s over-allotment option is exercised in full, $150,000,000, or $172,500,000 if the underwriter’s over-allotment option is exercised in full, will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting $3,000,000 in the aggregate in underwriting discounts and commissions payable upon the closing of this offering and an aggregate of $750,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations and/or held as cash or cash items (including in demand deposit accounts); the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay our taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the withdrawal of interest to pay our taxes (excluding any Excise Tax, or similar tax, imposed on us) and up to $100,000 to pay liquidation expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

The net proceeds released to us from the trust account upon the closing of our initial business combination may be used as consideration to pay the sellers of a target business with which we complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may use the balance of the cash released from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital. There is no limitation on our ability to raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering. However, our amended and restated memorandum and articles of association provides that, following this offering and prior to the consummation of our initial business combination, except in connection with the conversion of Class B ordinary shares into Class A ordinary shares where the holders of such shares have waived any rights to receive funds from the trust account, we will be prohibited from issuing additional securities that would entitle the holders thereof to (i) receive funds from the trust account or (ii) vote as a class with public shares on any initial business combination.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 154,500,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement warrants, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations. For more information also see “The Offering — Limited payments to insiders” and ”The Offering — Additional financing” as well as “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks,” “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue shares to investors in connection with our initial business combination at a price which is less than $10.00 or the prevailing market price of our shares at that time, which could dilute the interests of our existing shareholders and add costs” or “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue notes or other debt, or otherwise incur substantial debt, to complete a business combination, which may adversely affect our leverage and financial condition and thus negatively impact the value of our shareholders’ investment in us.”

SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, our initial business combination, all or a portion of their public shares in connection with the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (which interest shall be net of taxes paid or payable), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriter. In connection with their receipt of founder shares and/or private placement warrants and their appointment as directors and/or officers, as applicable, our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they may hold in connection with the completion of our initial business combination for no additional consideration.

SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Sponsor Compensation [Table Text Block]	the closing of our initial business combination, only holders of our Class B ordinary shares (i) will have the right to appoint and remove directors prior to or in connection with the completion of our initial business combination and (ii) will be entitled to vote on continuing our company in a jurisdiction outside the Cayman Islands (including any special resolution required to amend our constitutional documents or to adopt new constitutional documents, in each case, as a result of our approving a transfer by way of continuation to a jurisdiction outside the Cayman Islands). On any other matters submitted to a vote of our shareholders prior to or in connection with the completion of our initial business combination, holders of the Class B ordinary shares and holders of the Class A ordinary shares will vote together as a single class, except as required by law. See the sections entitled “Summary — Our Sponsor” on page 2, “Summary — The Offering — Founder shares” on page 20, “Prospectus Summary — The Offering — Founder shares conversion and anti-dilution rights” on page 22, “Summary — The Offering — Appointment and removal of directors and continuing the company outside of the Cayman Islands; Voting Rights” on page 23, “Risk Factors — The ability of our public shareholders to exercise redemption rights with respect to a large number of our shares and the amount of deferred underwriting compensation may not allow us to complete the most desirable business combination or optimize our capital structure, and may substantially dilute your investment in us” on page 47, “Risk Factors — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks” on page 61, “Dilution” on page 100 and “Proposed Business — Our Sponsor” on page 111 for more information.

Members of our management team will directly or indirectly own founder shares and/or private placement warrants following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction because of their financial interest in completing an initial business combination within 24 months of the closing of this offering. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors were to be included by a target business as a condition to any agreement with respect to our initial business combination. The low price that our sponsor, executive officers and directors (directly or indirectly) paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we are unable to complete our initial business combination within 24 months of the closing of this offering, the founder shares may expire worthless, except to the extent they receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, executive officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. Additionally, any of our officers or directors may in the future have additional, fiduciary or contractual obligations to another entity pursuant to which such officer or director will be required to present a business combination opportunity to such entity. We may decide to acquire one or more businesses affiliated with our sponsor, executive officers, directors or initial shareholders, or our directors and officers, our sponsor and their affiliates may sponsor or become affiliated with entities that have a similar activity than ours. Accordingly, there may be actual or potential material conflicts of interest between our sponsor, their affiliates or promoters on the one hand, and the investors in this offering on the other hand. Furthermore, certain accredited investors (which may include certain of our directors or officers), which we refer to in this prospectus as the “non-managing sponsor investors”, have expressed an interest to purchase, indirectly through the purchase of membership units of our sponsor representing an aggregate of (i) 2,000,000 private placement warrants at a price of $1.00 per private placement warrant, and (ii) 1,600,000 founder shares at a price of $0.003 per share, held directly by our sponsor, in a private placement which will close simultaneously with the closing of this offering. See the section titled and “Proposed Business — Our Sponsor” for more information.

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share, as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, which we refer to as Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement warrants, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full. Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. See the section titled “Dilution” for more information.

As of July 31, 2025
Offering Price of $10.00	25% of Maximum Redemption (assumes 3,750,000 or 4,312,500 public shares redeemed)		50% of Maximum Redemption (assumes 7,500,000 or 8,625,000 public shares redeemed)		75% of Maximum Redemption (assumes 11,250,000 or 12,937,500 public shares redeemed)		Maximum Redemption (assumes 15,000,000 or 17,250,000 public shares redeemed)
Adjusted NTBVS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.21	$6.57	$3.43	$5.54	$4.46	$3.63	$6.37	$(1.15)	$11.15

Assuming No Exercise of Over-Allotment Option
$7.23	$6.59	$3.41	$5.57	$4.43	$3.66	$6.34	$(1.09)	$11.09

Our sponsor and members of our management team and our independent directors will directly or indirectly own founder shares and/or private placement warrants following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination. Additionally, any of our officers or directors may in the future have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director will be required to present a business combination opportunity to such entities. See the sections titled “Summary — Initial Business Combination”, “The Offering — Conflicts of Interest”, “Risk Factors — Risks Relating to our Sponsor and Management Team — Our key personnel may negotiate employment or consulting agreements with a target business in connection with a particular business combination, and a particular business combination may be conditioned on the retention or resignation of such key personnel. These agreements may provide for them to receive compensation following our initial business combination and as a result, may cause them to have conflicts of interest in determining whether a particular business combination is the most advantageous”, “— Our officers and directors will allocate their time to other businesses thereby causing conflicts of interest in their determination as to how much time to devote to our affairs. This conflict of interest could have a negative impact on our ability to complete our initial business combination”, “— Our officers and directors presently have, and any of them in the future may have additional, fiduciary or contractual obligations to other entities, including other blank check companies, and, accordingly, may have conflicts of interest in allocating their time and in determining to which entity a particular business opportunity should be presented”, “— Our officers, directors, advisors, security holders and their respective affiliates may have competitive pecuniary interests that conflict with our interests”, “Proposed Business — Sourcing of Potential Business Combination Targets”, “Management — Conflicts of Interest”, “Management — Officers, Directors and Director Nominees”, and “Certain Relationships and Related Party Transactions”.

The underwriter is offering the units for sale on a firm commitment basis. The underwriter expects to deliver the units to the purchasers on or about [•], 2025.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Sole Book-Running Manager

Cantor

            , 2025

•        “amended and restated memorandum and articles of association” are to the second amended and restated memorandum and articles of association that the company will adopt prior to the consummation of this offering;

•        “founder shares” are to Class B ordinary shares initially purchased by our sponsor in a private placement prior to this offering and the Class A ordinary shares that will be issued upon the automatic conversion of the Class B ordinary shares immediately prior to, concurrently with or immediately following the consummation of our initial business combination, or at any time prior thereto at the option of the holders thereof, on a one-for-one basis, subject to adjustment, as described herein (for the avoidance of doubt, such Class A ordinary shares will not be “public shares”);

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of July 31, 2025
Offering Price of $10.00	25% of Maximum Redemption (assumes 3,750,000 or 4,312,500 public shares redeemed)		50% of Maximum Redemption (assumes 7,500,000 or 8,625,000 public shares redeemed)		75% of Maximum Redemption (assumes 11,250,000 or 12,937,500 public shares redeemed)		Maximum Redemption (assumes 15,000,000 or 17,250,000 public shares redeemed)
Adjusted NTBVS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.21	$6.57	$3.43	$5.54	$4.46	$3.63	$6.37	$(1.15)	$11.15

Assuming No Exercise of Over-Allotment Option
$7.23	$6.59	$3.41	$5.57	$4.43	$3.66	$6.34	$(1.09)	$11.09

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriter’s over-allotment option is not exercised:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Bluerock Acquisition Holdings LLC	4,940,000 Class B Ordinary Shares(1) (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)(3)	$25,000 (approximately $0.003 per share)
Peter Cotton, independent director nominee	20,000 Class B Ordinary Shares (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$60 (approximately $0.003 per share)
Andrew Weksler, independent director nominee	40,000 Class B Ordinary Shares (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$120 (approximately $0.003 per share)
Bluerock Acquisition Holdings LLC	3,000,000 private placement warrants to be purchased simultaneously with the closing of this offering(4)	$3,000,000 ($1.00 per private placement warrant)
Bluerock Acquisition Holdings LLC	Up to $20,000 per month, commencing on the first date on which our securities are listed on the Nasdaq	Office space, secretarial and administrative services provided to members of our management team
Bluerock Acquisition Holdings LLC	Repayment in cash	Up to $300,000 of loans made to us to cover offering related and organizational expenses
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Bluerock Acquisition Holdings LLC, officers, directors, or their respective affiliates	Repayment in cash or in private placement warrants at a conversion price of $1.00 per warrant

Working capital loans to finance transaction costs in connection with an initial business combination. Up to $1,500,000 of such loans may be converted at the option of the lender into private placement warrants at a conversion price of $1.00 per warrant

Bluerock Acquisition Holdings LLC, officers, directors, or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination
Bluerock Acquisition Holdings LLC, officers, directors, or their respective affiliates	Payment of consulting, success or finder’s fees in connection with completing an initial business combination

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions

(1)      Assumes surrender of 750,000 founder shares. Up to 750,000 founder shares will be surrendered to us for no consideration depending on the extent to which the underwriter’s over-allotment option is exercised.

(2)      As described below under “The Offering — Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the nominal aggregate price of $25,000, or $0.003 per founder share, at which our initial shareholders purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Further, if we increase or decrease the size of the offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 25% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the Class A ordinary shares underlying the private placement warrants issued to the sponsor and the underwriter) for no additional consideration. Such adjustment may result in material dilution to our public shareholders. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “The Offering — Payments to insiders” and “The Offering — Additional financing.” For more information on the dilutive effect of the founder shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares, see the section titled “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “Risk Factors — Risks Relating to our Securities — The nominal purchase price paid by our initial shareholders for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our initial shareholders are likely to make a substantial profit on their investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline”, and ”— Risks Relating to our Securities — Our initial shareholders paid an aggregate of $25,000, or approximately $0.003 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class A ordinary shares”.

SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement warrants (and the underlying securities), as summarized in the table below. For more information on non-contractual resale restrictions, also see “Securities Eligible for Future Sale — Rule 144,” “Securities Eligible for Future Sale — Restrictions on the Use of Rule 144 by Shell Companies or Former Shell Companies” and “Securities Eligible for Future Sale — Summary of resale restrictions.”

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

Earlier to occur of (A) 180 days after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period, or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property

Our sponsor, directors and officers

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (f) distributions from

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g), and (j), these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements

Private placement warrants and warrants that may be issued upon conversion of working capital loans (and underlying securities)	30 days after the completion of our initial business combination	Same as above, together with the underwriter	Same as above

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per Class A ordinary share and Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement warrants, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full, constitutes the dilution to investors in this offering. Adjusted NTBVPS is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, by the number of Class A ordinary shares issued and outstanding.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. The calculation of Adjusted NTBVPS (A) assumes that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into private placement warrants, as further described in this prospectus, and (B) assumes the issuance of 15,000,000 Class A ordinary shares included in the units sold in this offering (or 17,250,000 Class A ordinary shares included in the units sold in this offering if the underwriter’s over-allotment option is exercised in full) and 5,750,000 founder shares (up to 750,000 of which are assumed to be forfeited in the scenario in which the underwriter’s over-allotment option is not exercised in full).

Generally, the dilution that our public shareholders will experience increases the more public shares are redeemed. The issuance of additional ordinary or preference shares, including upon exercise of our warrants (which include the potential conversion of any working capital loans into private placement warrants, as described elsewhere in this prospectus), may also significantly dilute the equity interest of investors in this offering, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares. In addition, because of the anti-dilution protection in the founder shares, any equity or equity-linked securities issued in connection with our initial business combination would be disproportionately dilutive to our Class A ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBVPS was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public shareholders	7.24	7.22	6.60	6.58	5.58	5.55	3.67	3.64	(1.08)	(1.14)
Pro forma net tangible book value after this offering and the sale of the private placement warrants	7.23	7.21	6.59	6.57	5.57	5.54	3.66	3.63	(1.09)	(1.15)
Dilution to public shareholders	$2.77	$2.79	$3.41	$3.43	$4.43	$4.46	$6.34	$6.37	$11.09	$11.15
Percentage of dilution to public shareholders	27.70%	27.90%	34.10%	34.30%	44.30%	44.60%	63.40%	63.70%	110.90%	111.50%

Numerator
Net tangible book deficit before this offering	(49,746)	(49,746)	(49,746)	(49,746)	(49,746)	(49,746)	(49,746)	(49,746)	(49,746)	(49,746)
Net proceeds from this offering and the sale of the private placement warrants(1)	150,750,000	173,250,000	150,750,000	173,250,000	150,750,000	173,250,000	150,750,000	173,250,000	150,750,000	173,250,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	55,723	55,723	55,723	55,723	55,723	55,723	55,723	55,723	55,723	55,723
Less: Deferred underwriting commissions	(6,000,000)	(7,350,000)	(6,000,000)	(7,350,000)	(6,000,000)	(7,350,000)	(6,000,000)	(7,350,000)	(6,000,000)	(7,350,000)
Less: overallotment liability	(192,200)	—	(192,200)	—	(192,200)	—	(192,200)	—	(192,200)	—
Less: Amounts paid for redemptions	—	—	(37,500,000)	(43,125,000)	(75,000,000)	(86,250,000)	(112,500,000)	(129,375,000)	(150,000,000)	(172,500,000)
	144,563,777	165,905,977	107,063,777	122,780,977	69,563,777	79,655,977	32,063,777	36,530,977	(5,436,223)	(6,594,023)

Denominator
Ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if overallotment is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Ordinary shares offered to public	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000
Less Ordinary shares redeemed	—	—	(3,750,000)	(4,312,500)	(7,500,000)	(8,625,000)	(11,250,000)	(12,937,500)	(15,000,000)	(17,250,000)
	20,000,000	23,000,000	16,250,000	18,687,500	12,500,000	14,375,000	8,750,000	10,062,500	5,000,000	5,750,000